Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position
Common unitholders - units authorized	999,999,999	999,999,999
Common unitholders - units issued	20,505,000	20,505,000
Common unitholders - units outstanding	20,505,000	20,505,000
Series A Preferred Units authorized	3,450,000
Series A Preferred Units issued	3,000,000
Series A Preferred Units outstanding	3,000,000
Subordinated unitholders - units issued	14,985,000	14,985,000
Subordinated unitholders - units outstanding	14,985,000	14,985,000
General Partner unitholders - units issued	35,526	35,526
General Partner unitholders - units outstanding	35,526	35,526